Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net Revenue	$ 420,201	$ 394,741	$ 1,231,353	$ 1,171,629
Ireland
Segment Reporting Information [Line Items]
Net Revenue	97,299	113,060	293,787	332,563
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	76,427	79,077	231,505	241,705
United States
Segment Reporting Information [Line Items]
Net Revenue	204,265	161,144	581,732	475,508
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 42,210	$ 41,460	$ 124,329	$ 121,853